Employee Retirement Benefits (Amounts Recognized in Balance Sheet) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. plan | Continuing Operations
Components of Net Periodic Pension and Postretirement Expense (Benefit)
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	1
Expected return on plan assets	0	0	0
Net amortizations	0	0	0
Settlement loss	0	0	0
Net pension and postretirement expense (benefit)	$ 0	$ 0	$ 1
Weighted-average discount rate for expense (January 1)	3.20%	4.20%	3.50%
Initial health care cost trend rate	5.80%	6.10%	6.40%
Ultimate health care cost trend rate (rate to which cost trend is expected to decline)	4.50%	4.50%	4.50%
Number of years to ultimate trend rate (in years)	18 years	19 years	20 years
U.S. plan | Pension benefits
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	$ (34)	$ (56)
Prior service credit	0	0
Net gain (loss)	(47)	(73)
Accumulated other comprehensive income (loss)	(47)	(73)
Funded/(Unfunded) accrued pension or postretirement benefit	13	17
Net obligation recognized in the balance sheets	(34)	(56)
Total recognized in other comprehensive (income) loss	(26)	(13)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	(20)	(3)
Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Accumulated Benefit Obligation at December 31	$ 522	$ 559
Weighted-average assumptions as of December 31
Discount rate	2.30%	3.10%
Expected return on assets	4.50%	4.80%
Average rate of increase in compensation	4.30%	4.30%
Interest crediting rate	3.80%	3.80%
Components of Net Periodic Pension and Postretirement Expense (Benefit)
Service cost	$ 0	$ 0
Interest cost	$ 15	$ 21
Weighted-average interest crediting rate for expense	3.80%	3.80%
U.S. plan | Pension benefits | Continuing Operations
Weighted-average assumptions as of December 31
Interest crediting rate	3.80%	3.80%	3.80%
Components of Net Periodic Pension and Postretirement Expense (Benefit)
Service cost	$ 0	$ 0	$ 1
Interest cost	15	21	19
Expected return on plan assets	(20)	(22)	(28)
Net amortizations	2	6	1
Settlement loss	9	5	3
Net pension and postretirement expense (benefit)	$ 6	$ 10	$ (4)
Weighted-average discount rate for expense (January 1)	3.10%	4.20%	3.60%
Weighted-average assumed long-term rate of return on assets (January 1)	4.80%	6.30%	6.30%
Weighted-average interest crediting rate for expense	3.80%	3.80%	3.80%
U.S. plan | Pension benefits | Prepaid expenses and other assets
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	$ 0	$ 0
U.S. plan | Pension benefits | Accrued liabilities
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	(34)	(56)
U.S. plan | Postretirement benefits
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	(12)	(12)
Prior service credit	0	0
Net gain (loss)	(1)	1
Accumulated other comprehensive income (loss)	(1)	1
Funded/(Unfunded) accrued pension or postretirement benefit	(11)	(13)
Net obligation recognized in the balance sheets	(12)	(12)
Total recognized in other comprehensive (income) loss	1	1
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$ 1	$ 1
Weighted-average assumptions as of December 31
Discount rate	2.30%	3.20%
Initial health care cost trend rate	5.50%	5.80%
Ultimate health care cost trend rate	4.50%	4.50%
Number of years to ultimate trend rate (in years)	18 years	19 years
Components of Net Periodic Pension and Postretirement Expense (Benefit)
Service cost	$ 0	$ 0
Interest cost	0	0
U.S. plan | Postretirement benefits | Prepaid expenses and other assets
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	0	0
U.S. plan | Postretirement benefits | Accrued liabilities
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	(12)	(12)
Non-U.S. | Pension benefits
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	(82)	(58)
Prior service credit	(2)	(2)
Net gain (loss)	(93)	(70)
Accumulated other comprehensive income (loss)	(95)	(72)
Funded/(Unfunded) accrued pension or postretirement benefit	13	14
Net obligation recognized in the balance sheets	(82)	(58)
Total recognized in other comprehensive (income) loss	23	13
Total recognized in net periodic benefit cost and other comprehensive (income) loss	25	12
Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Accumulated Benefit Obligation at December 31	$ 338	$ 284
Weighted-average assumptions as of December 31
Discount rate	1.40%	1.90%
Expected return on assets	3.00%	3.20%
Average rate of increase in compensation	2.10%	2.20%
Components of Net Periodic Pension and Postretirement Expense (Benefit)
Service cost	$ 1	$ 1
Interest cost	5	6
Non-U.S. | Pension benefits | Continuing Operations
Components of Net Periodic Pension and Postretirement Expense (Benefit)
Service cost	1	1	$ 1
Interest cost	5	6	7
Expected return on plan assets	(7)	(9)	(11)
Net amortizations	1	1	1
Settlement loss	2	0	0
Net pension and postretirement expense (benefit)	$ 2	$ (1)	$ (2)
Weighted-average discount rate for expense (January 1)	1.90%	2.70%	2.40%
Weighted-average assumed long-term rate of return on assets (January 1)	3.20%	4.80%	5.20%
Non-U.S. | Pension benefits | Prepaid expenses and other assets
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	$ 14	$ 25
Non-U.S. | Pension benefits | Accrued liabilities
Amounts recognized in balance sheets:
Net obligation recognized in the balance sheets	$ (96)	$ (83)